Consolidated Statements of Changes in Stockholders' (or Owner's) Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Other comprehensive loss, tax	$ 6
Accumulated Other Comprehensive Loss
Other comprehensive loss, tax	$ 6